Share-Based Payments -Schedule of Number and Weighted-Average Exercise Price of Share Options Allocated and Expected to be Allocated (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023	Dec. 31, 2022
Estimated Allocation Date One
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Phantom) share options outstanding (expected to be allocated) (in shares)	38,968	248,096	248,096
Granted, share options (in shares)	0	0
Share options, exercised (in shares)	(209,128)
Forfeited, share options (in shares)	0
thereof allocated and vested but subject to performance and waiting requirements (in shares)	38,968
thereof allocated and un-vested (in shares)	0
Estimated Allocation Date Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Phantom) share options outstanding (expected to be allocated) (in shares)	43,501	45,279	45,279
Granted, share options (in shares)	0	0
Share options, exercised (in shares)	0
Forfeited, share options (in shares)	(1,778)
thereof allocated and vested but subject to performance and waiting requirements (in shares)	30,878
thereof allocated and un-vested (in shares)	12,623
Estimated Allocation Date Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Phantom) share options outstanding (expected to be allocated) (in shares)	6,463	6,463	6,463
Granted, share options (in shares)	0	0
Share options, exercised (in shares)	0
Forfeited, share options (in shares)	0
thereof allocated and vested but subject to performance and waiting requirements (in shares)	4,848
thereof allocated and un-vested (in shares)	1,615
Estimated Allocation Date Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Phantom) share options outstanding (expected to be allocated) (in shares)	78,786	86,118	86,118
Granted, share options (in shares)	0	0
Share options, exercised (in shares)	0
Forfeited, share options (in shares)	(7,332)
thereof allocated and vested but subject to performance and waiting requirements (in shares)	43,060
thereof allocated and un-vested (in shares)	35,726
Estimated Allocation Date Five
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Phantom) share options outstanding (expected to be allocated) (in shares)	116,774	130,586	0
Granted, share options (in shares)	0	130,586
Share options, exercised (in shares)	0
Forfeited, share options (in shares)	(13,812)
thereof allocated and vested but subject to performance and waiting requirements (in shares)	32,646
thereof allocated and un-vested (in shares)	84,128
Estimated Allocation Date Six
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Phantom) share options outstanding (expected to be allocated) (in shares)	180,528	0	0
Granted, share options (in shares)	193,257	0
Share options, exercised (in shares)	0
Forfeited, share options (in shares)	(12,729)
thereof allocated and vested but subject to performance and waiting requirements (in shares)	0
thereof allocated and un-vested (in shares)	180,528
Management Board Grant | Estimated Allocation Date One
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Phantom) share options outstanding (expected to be allocated) (in shares)	122,211
Management Board Grant | Estimated Allocation Date Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Phantom) share options outstanding (expected to be allocated) (in shares)	98,760
Management Board Grant | Estimated Allocation Date Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Phantom) share options outstanding (expected to be allocated) (in shares)	26,616
Management Board Grant | Estimated Allocation Date Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Phantom) share options outstanding (expected to be allocated) (in shares)	7,533